UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-10157

Franklin Global Trust

(Exact name of registrant as specified in charter)

One Franklin Parkway, San Mateo, CA  94403-1906

(Address of principal executive offices) (Zip code)

Craig S. Tyle, One Franklin Parkway, San Mateo, CA  94403-1906

(Name and address of agent for service)

Registrant's telephone number, including area code: _650 312-2000

Date of fiscal year end:  7/31

Date of reporting period:  10/31/17

Item 1. Schedule of Investments.

			FRANKLIN GLOBAL TRUST

Consolidated Statement of Investments, October 31, 2017 (unaudited)
Franklin Emerging Market Debt Opportunities Fund
		Country/
		Organization	Warrants		Value

Warrants 2.7%
[a,b] Central Bank of Nigeria, Reg S, wts., 11/15/20		Nigeria	64,000		$4,416,000
[b,c,d] Government of Ukraine, Reg S, VRI, GDP Linked Security,
5/31/40	.	Ukraine	7,700,000		4,422,880
[a,c] Government of Venezuela, Oil Value Recovery wts., 4/15/20		Venezuela	925,920		5,555,520
Total Warrants (Cost $31,791,416)					14,394,400

			Principal
			Amount*

Quasi-Sovereign and Corporate Bonds 29.1%
Banks 4.4%
[e,f] Astana Finance JSC, secured note, 144A, zero cpn., 12/22/24		Kazakhstan	136,566		1,366
[g] Bank of Georgia JSC, senior note, 144A, 11.00%, 6/01/20.		Georgia	12,300,000	GEL	4,764,129
[g] Fidelity Bank, senior note, 144A, 10.50%, 10/16/22		Nigeria	5,400,000		5,492,826
[b,h] International Bank of Azerbaijan OJSC, senior note, Reg S,
5.625%, 6/11/19		Azerbaijan	10,500,000		8,505,000
[g] National Savings Bank, senior note, 144A, 8.875%, 9/18/18		Sri Lanka	4,000,000		4,191,180
[e,f,h,i] Sphynx Capital Markets PCC (National Investment Bank of
Ghana), PTN, Reg S, zero cpn., 2/05/09.		Ghana	8,000,000		—
					22,954,501
Building Products 1.9%
[g] St. Marys Cement Inc., senior bond, 144A, 5.75%, 1/28/27		Brazil	4,600,000		4,856,335
[g] Tecnoglass Inc., senior note, 144A, 8.20%, 1/31/22.		Colombia	5,000,000		5,212,500
					10,068,835
Commercial Services & Supplies 0.9%
[b] Red de Carreteras de Occidente Sapib de CV, senior secured
bond, Reg S, 9.00%, 6/10/28		Mexico	90,000,000	MXN	4,612,180
Construction & Engineering 0.4%
[b] Saderea DAC, senior secured bond, Reg S, 12.50%, 11/30/26		Ghana	2,092,632		2,301,895
Diversified Financial Services 3.6%
[g] Fideicomiso PA Costera,
senior bond, 144A, 6.75%, 1/15/34		Colombia	2,000,000		2,115,000
[j] senior secured bond, B, 144A, Index Linked, 6.25%,
1/15/34		Colombia	10,368,355,036	COP	3,559,675
[g] O1 Properties Finance PLC, senior note, 144A, 8.25%, 9/27/21 .		Russia	5,400,000		5,404,050
[g] Rio Oil Finance Trust, senior secured bond, 144A, 9.25%,
7/06/24	.	Brazil	7,234,133		7,858,077
					18,936,802
Diversified Telecommunication Services 3.3%
[b] Empresa de Telecommunicaciones de Bogota SA, senior note,
Reg S, 7.00%, 1/17/23		Colombia	27,200,000,000	COP	7,279,860
[g] MTN (Mauritius) Investments Ltd., senior bond, 144A, 4.755%,
11/11/24		South Africa	7,500,000		7,442,925
[b,h] Oi SA, senior note, Reg S, 9.75%, 9/15/16		Brazil	26,100,000	BRL	2,433,101
					17,155,886
Food & Staples Retailing 0.7%
[g] JBS Investments GmbH, senior note, 144A, 7.25%, 4/03/24		Brazil	3,500,000		3,467,713

Quarterly Consolidated Statement of Investments | See Notes to Statements of Investments. | 1

FRANKLIN GLOBAL TRUST

CONSOLIDATED STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Emerging Market Debt Opportunities Fund (continued)
		Country/	Principal
		Organization	Amount*		Value
Quasi-Sovereign and Corporate Bonds (continued)
Gas Utilities 1.1%
[g] Southern Gas Corridor CJSC, senior note, 144A, 6.875%,
3/24/26	.	Azerbaijan	4,900,000		$5,546,824
Industrial Conglomerates 1.0%
[g] Yasar Holdings SA, senior note, 144A, 8.875%, 5/06/20		Turkey	5,000,000		5,206,250
Metals & Mining 2.3%
[g] Ferrexpo Finance PLC, senior note, 144A, 10.375%, 4/07/19		Ukraine	8,000,000		8,480,960
[g] Petra Diamonds U.S. Treasury PLC, secured note, second lien,
144A, 7.25%, 5/01/22		South Africa	3,800,000		3,782,900
					12,263,860
Multiline Retail 0.1%
[f,k] K2016470219 South Africa Ltd., senior secured note, 144A,
PIK, 3.00%, 12/31/22		South Africa	4,172,938		123,949
[f,k] K2016740260 South Africa Ltd., senior secured note, 144A,
PIK, 25.00%, 12/31/22		South Africa	656,942		560,927
					684,876
Municipal Bonds 4.5%
[b] Bogota Distrito Capital, senior bond, Reg S, 9.75%, 7/26/28.		Colombia	14,600,000,000	COP	5,183,348
Province of Salta Argentina,
[g] senior secured note, 144A, 9.50%, 3/16/22		Argentina	2,383,200		2,561,940
[b] senior secured note, Reg S, 9.50%, 3/16/22.		Argentina	1,755,095		1,886,726
[g] Provincia de Neuquen Argentina, senior secured bond, 144A,
8.625%, 5/12/28		Argentina	9,913,000		11,221,863
[g] Provincia de Tierra Del Fuego Argentina, senior secured bond,
144A, 8.95%, 4/17/27		Argentina	2,600,000		2,881,775
					23,735,652
Oil, Gas & Consumable Fuels 2.1%
[g] Georgian Oil and Gas Corp JSC, senior note, 144A, 6.75%,
4/26/21	.	Georgia	6,000,000		6,433,590
Petroleum Co. of Trinidad and Tobago Ltd.,
[g] senior bond, 144A, 6.00%, 5/08/22		Trinidad and Tobago	3,375,000		3,431,312
[b] senior bond, Reg S, 6.00%, 5/08/22		Trinidad and Tobago	1,083,333		1,101,409
					10,966,311
Road & Rail 1.3%
[g] Kazakhstan Temir Zholy Finance BV, senior bond, 144A, 6.95%,
7/10/42	.	Kazakhstan	6,250,000		7,021,687
Textiles, Apparel & Luxury Goods 1.0%
[g] Golden Legacy PT Ltd., senior note, 144A, 8.25%, 6/07/21		Indonesia	5,000,000		5,455,225
Transportation Infrastructure 0.5%
[g] Mexico City Airport Trust, secured bond, 144A, 5.50%, 7/31/47 .		Mexico	2,700,000		2,683,706
Total Quasi-Sovereign and Corporate Bonds
(Cost $170,804,144)					153,062,203

|2

FRANKLIN GLOBAL TRUST

CONSOLIDATED STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Emerging Market Debt Opportunities Fund (continued)
	Country/	Principal
	Organization	Amount*		Value

Loan Participations and Assignments 18.2%
[b,h] Credit Suisse First Boston International, (City of Kyiv), secured
bond, Reg S, 8.00%, 11/06/15	Ukraine	11,975,000		$8,083,125
[e,f] Deutsche Bank AG (Government of Iraq), 2.571%, 1/01/28	Iraq	873,490,173	JPY	5,566,672
[e,f,l] Development Bank of South Africa Ltd. (Government of
Angola),
Tranche 2, senior note, FRN, 7.683%, (6-month USD
LIBOR + 6.25%), 12/20/23	Angola	9,668,750		8,954,362
Tranche 3B, senior note, FRN, 7.683%, (6-month USD
LIBOR + 6.25%), 12/20/23	Angola	9,100,000		8,427,635
[g] Dilijan Finance BV, (Ardshinbank CJSC), senior note, 144A,
12.00%, 7/29/20	Armenia	6,620,000		7,050,300
[e,f,l] Ethiopian Railway Corp. (Government of Ethiopia), FRN,
5.205%, (6-month USD LIBOR + 3.75%), 8/02/21	Ethiopia	8,266,667		7,941,314
[b] FBN Finance Co. BV, (First Bank of Nigeria Ltd.), sub. note, Reg
S, 8.00% to 7/23/19, FRN thereafter, 7/23/21	Nigeria	7,800,000		7,605,000
[a,e,f,k,m] Global Distressed Alpha Fund III LP, PIK, 12.00%, Perpetual	United States	483,516		483,516
[e,f,l] Government of Iraq, Tranche A3, Sumitomo Corp. Loan, FRN,
0.688%, (6-month JPY LIBOR + 0.50%), 1/01/28	Iraq	260,174,434	JPY	1,637,798
[e,f,l] Merrill Lynch & Co. Inc. (Government of Iraq), FRN, 0.688%,
(6-month JPY LIBOR + 0.50%), 1/01/28	Iraq	455,321,020	JPY	2,866,246
[e,f,h] NK Debt Corp.,
144A, zero cpn., 3/12/20	North Korea	4,250,000	DEM	—
Reg S, zero cpn., 3/12/20	North Korea	2,000,000	CHF	—
Reg S, zero cpn., 3/12/20	North Korea	18,000,000	DEM	—
[g] Oilflow SPV 1 DAC (Kurdistan Regional Government), secured
note, 144A, 12.00%, 1/13/22.	Iraq	10,150,000		10,030,128
[e,f,l] Societe des Hydrocarbures du Tchad, Tranche 4, FRN, 8.342%,
(1-month USD LIBOR + 7.10%), 12/30/22	Chad	16,478,377		15,095,593
[g] SSB No. 1 PLC (OJSC State Savings Bank of Ukraine), senior
note, 144A, 9.625%, 3/20/25.	Ukraine	11,000,000		11,902,715
Total Loan Participations and Assignments
(Cost $101,239,175)				95,644,404

Foreign Government and Agency Securities
41.8%
Banque Centrale de Tunisie International Bond,
senior bond, 4.30%, 8/02/30	Tunisia	610,000,000	JPY	4,350,221
senior bond, 4.20%, 3/17/31	Tunisia	680,000,000	JPY	4,874,909
[g] Government of Armenia, 144A, 7.15%, 3/26/25	Armenia	4,500,000		5,051,115
[g] Government of Belarus International Bond, senior note, 144A,
6.875%, 2/28/23	Belarus	4,800,000		5,116,992
[l] Government of Bosnia & Herzegovina,
FRN, 0.50%, (6-month EUR LIBOR + 0.813%), 12/11/17	Bosnia and Herzegovina	350,000	DEM	207,654
[b] senior bond, B, Reg S, FRN, 0.50%, (6-month EUR LIBOR
+ 0.813%), 12/11/21	Bosnia and Herzegovina	13,178,250	DEM	6,816,760
[g] Government of Cameroon, senior note, 144A, 9.50%, 11/19/25 .	Cameroon	8,200,000		9,746,274
Government of Egypt,
16.75%, 9/06/19	Egypt	47,500,000	EGP	2,700,236
18.15%, 6/13/20	Egypt	21,000,000	EGP	1,261,976
16.40%, 9/05/20	Egypt	16,500,000	EGP	953,879

|3

FRANKLIN GLOBAL TRUST

CONSOLIDATED STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Emerging Market Debt Opportunities Fund (continued)
		Country/	Principal
		Organization	Amount*			Value

Foreign Government and Agency Securities
(continued)
[b] Government of El Salvador, senior bond, Reg S, 7.65%,
6/15/35	.	El Salvador	14,800,000			$15,477,396
[g] Government of Gabon, 144A, 6.95%, 6/16/25		Gabon	8,700,000			8,744,979
Government of Ghana,
24.75%, 7/19/21		Ghana	9,180,000		GHS	2,468,836
senior note, 18.25%, 7/25/22		Ghana	28,250,000		GHS	6,506,079
[g] Government of Grenada, senior bond, 144A, 7.00%, 5/12/30		Grenada	10,400,254			6,448,158
[b] Government of Iraq, Reg S, 5.80%, 1/15/28		Iraq	12,600,000			11,904,921
Government of Jamaica, senior bond, 7.875%, 7/28/45		Jamaica	5,000,000			6,222,625
[g] Government of Jordan, senior bond, 144A, 6.125%, 1/29/26		Jordan	2,300,000			2,385,617
Government of Mexico, senior note, M, 5.00%, 12/11/19		Mexico	2,041,000	[n]	MXN	10,239,388
Government of Russia, 7.50%, 3/15/18		Russia	637,000,000		RUB	10,899,262
Government of South Africa, 7.00%, 2/28/31		South Africa	282,000,000		ZAR	15,969,074
[g] Government of Suriname, senior note, 144A, 9.25%, 10/26/26		Suriname	2,500,000			2,721,875
Government of Turkey, 8.70%, 7/11/18		Turkey	59,500,000		TRY	15,312,442
Government of Uganda,
10.75%, 2/22/18		Uganda	2,200,000,000		UGX	606,494
16.125%, 3/22/18		Uganda	4,420,000,000		UGX	1,244,745
14.625%, 11/01/18		Uganda	1,294,800,000		UGX	374,345
13.75%, 6/13/19		Uganda	10,750,000,000		UGX	3,053,934
[g] Government of Ukraine, senior bond, 144A, 7.375%, 9/25/32		Ukraine	2,600,000			2,568,059
[j] Government of Uruguay, senior bond, Index Linked, 3.70%,
6/26/37	.	Uruguay	504,713,877		UYU	20,327,052
[b] Government of Venezuela,
Reg S, 6.00%, 12/09/20.		Venezuela	5,400,000			2,146,500
senior bond, Reg S, 7.65%, 4/21/25		Venezuela	13,500,000			4,600,800
International Finance Corp.,
senior note, 6.45%, 10/30/18		Supranational[o]	200,000,000		INR	3,114,440
[e] senior note, 10.25%, 12/05/18		Supranational[o]	3,407,800		AZN	2,030,325
Kenya Infrastructure Bond,
11.00%, 9/15/25		Kenya	580,350,000		KES	5,384,563
senior note, 12.50%, 5/12/25		Kenya	198,700,000		KES	1,974,762
[b] Mestenio Ltd., secured note, Reg S, 8.50%, 1/02/20		Dominican Republic	1,440,000			1,519,200
[j] Mexican Udibonos, Index Linked, 4.50%, 12/04/25		Mexico	388,038	[p]	MXN	2,193,208
[g,h] Mozambique International Bond, senior note, 144A, 10.50%,
1/18/23	.	Mozambique	8,664,000			6,729,156
[g] Peruvian Government International Bond, senior bond, 144A,
6.35%, 8/12/28		Peru	16,065,000		PEN	5,321,000
Total Foreign Government and Agency
Securities (Cost $225,668,997)						219,569,251

			Shares

Common Stocks 0.0%†
[c,e,f] Astana Finance JSC, GDR, 144A		Kazakhstan	193,625			—
[c,e,f] Holdco 2, A		South Africa	55,882,058			39,559
[c,e,f] Holdco 2, B		South Africa	5,561,052			3,937
Total Common Stocks (Cost $433,379)						43,496

|4

FRANKLIN GLOBAL TRUST
CONSOLIDATED STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Emerging Market Debt Opportunities Fund (continued)
	Country/
	Organization	Units		Value
Private Limited Partnership Fund
(Cost $4,600,000 ) 0.1%
Diversified Financial Services 0.1%
[a,c,e,f,q] Global Distressed Alpha Fund III LP	United States	4,424,861		$311,169
Total Investments before Short Term
Investments (Cost $534,537,111)				483,024,923

		Principal
		Amount*
Short Term Investments 5.3%
Foreign Government and Agency Securities
(Cost $203,723) 0.0%†
[r,s] Egypt Treasury Bill, 2/27/18	Egypt	3,800,000	EGP	203,014
Total Investments before Money Market Funds
(Cost $534,740,834)				483,227,937

		Shares
Money Market Funds (Cost $27,882,036) 5.3%
[t,u] Institutional Fiduciary Trust Money Market Portfolio, 0.69%	United States	27,882,036		27,882,036
Total Investments (Cost $562,622,870) 97.2%				511,109,973
Other Assets, less Liabilities 2.8%				14,796,629
Net Assets 100.0%				$525,906,602

|5

FRANKLIN GLOBAL TRUST

CONSOLIDATED STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Emerging Market Debt Opportunities Fund (continued)

†Rounds to less than 0.1% of net assets.
*The principal amount is stated in U.S. dollars unless otherwise indicated.
aThe security is owned by Alternative Strategies (FT) Ltd., a wholly-owned subsidiary of the Fund. See Note 8.
bSecurity was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States.
Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. These securities have been deemed liquid under guidelines approved by the Trust’s Board of Trustees. At October 31, 2017, the aggregate value of these securities was $100,296,101, representing 19.1% of net assets.
cNon-income producing.
dThe principal represents the notional amount. See Note 3 regarding value recovery instruments.
eFair valued using significant unobservable inputs. See Note 10 regarding fair value measurements.
fSee Note 5 regarding restricted securities.
gSecurity was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. These securities have been deemed liquid under guidelines approved by the Trust’s Board of Trustees. At
October 31, 2017, the aggregate value of these securities was $202,888,810, representing 38.6% of net assets.
hDefaulted security or security for which income has been deemed uncollectible.
iRepresents claims that have been filed with a Ghanaian court against National Investment Bank of Ghana.
jPrincipal amount of security is adjusted for inflation.
kIncome may be received in additional securities and/or cash.
lThe coupon rate shown represents the rate at period end.
mPerpetual security with no stated maturity date.
nPrincipal amount is stated in 100 Mexican Peso Units.
oA supranational organization is an entity formed by two or more central governments through international treaties.
pPrincipal amount is stated in Unidad de Inversion Units.
qThe Global Distressed Alpha Fund III LP is a fund focused on the purchase of and the recovery on private distressed commercial, sovereign and sovereign-related debt claims around the world, principally in Africa and Asia.
rSecurity purchased on a delayed delivery basis.
sThe security was issued on a discount basis with no stated coupon rate.
tSee Note 7 regarding investments in affiliated management investment companies.
uThe rate shown is the annualized seven-day yield at period end.

At October 31, 2017, the Fund had the following forward exchange contracts outstanding. See Note 3.

Forward Exchange Contracts
				Contract	Settlement	Unrealized	Unrealized
Currency	Counterparty[a] Type		Quantity	Amount	Date	Appreciation	Depreciation
OTC Forward Exchange Contracts
Brazilian Real	CITI	Sell	7,500,000	$2,307,905	11/17/17	$20,842	$—
Euro	CITI	Sell	1,900,000	2,263,423	12/12/17	44,411	—
Euro	MSCO	Sell	2,000,000	2,390,027	12/12/17	54,226	—
Euro	RBCCM	Sell	2,000,000	2,391,840	12/12/17	56,039	—
Japanese Yen	CITI	Sell	800,000,000	7,275,856	12/12/17	223,805	—
Japanese Yen	MSCO	Sell	700,000,000	6,361,749	12/12/17	191,204	—
Japanese Yen	RBCCM	Sell	700,000,000	6,360,803	12/12/17	190,259	—
Total Forward Exchange Contracts						$780,786	$—
Net unrealized appreciation (depreciation)						$780,786

[a]May be comprised of multiple contracts with the same counterparty, currency and settlement date.

See Abbreviations on page 24.

|6

	FRANKLIN GLOBAL TRUST

Statement of Investments, October 31, 2017 (unaudited)
Franklin Global Listed Infrastructure Fund
		Shares/
		Rights/
	Country	Units	Value

Common Stocks and Other Equity Interests 98.5%
Airport Services 14.5%
Aena SME SA	Spain	10,931	$2,005,788
Aeroports de Paris SA	France	4,639	781,515
Auckland International Airport Ltd	New Zealand	345,657	1,473,709
Beijing Capital International Airport Co. Ltd	China	460,000	754,741
Enav SpA	Italy	147,789	704,222
Flughafen Zurich AG	Switzerland	7,263	1,579,783
Grupo Aeroportuario del Centro Norte SAB de CV, ADR	Mexico	7,600	307,040
Grupo Aeroportuario del Pacifico SAB de CV, ADR	Mexico	13,551	1,286,261
Japan Airport Terminal Co. Ltd	Japan	12,300	433,876
			9,326,935
Construction & Engineering 3.6%
Eiffage SA	France	9,435	985,895
[a] Ferrovial SA	Spain	21,783	473,305
[a] Ferrovial SA, rts., 11/13/17	Spain	21,781	10,480
Vinci SA	France	8,671	849,085
			2,318,765
Electric Utilities 24.0%
[a] Adani Transmissions Ltd	India	301,693	969,145
American Electric Power Co. Inc	United States	38,170	2,840,229
Emera Inc	Canada	43,400	1,635,640
Enel SpA	Italy	392,218	2,433,278
Exelon Corp	United States	23,720	953,781
Iberdrola SA	Spain	99,953	807,932
NextEra Energy Inc	United States	13,040	2,022,113
PG&E Corp	United States	28,870	1,667,820
SSE PLC	United Kingdom	32,469	596,104
Xcel Energy Inc	United States	29,690	1,470,249
			15,396,291
Gas Utilities 3.6%
Atmos Energy Corp	United States	2,500	218,100
ENN Energy Holdings Ltd	China	88,000	645,222
Gujarat State Petronet Ltd	India	179,278	566,214
Southwest Gas Holdings Inc	United States	10,700	881,573
			2,311,109
Highways & Railtracks 15.9%
Abertis Infraestructuras SA	Spain	101,748	2,201,316
Atlantia SpA	Italy	89,537	2,920,822
CCR SA	Brazil	73,100	406,639
Groupe Eurotunnel SE	France	33,756	424,343
Macquarie Atlas Roads Group.	Australia	81,080	369,966
Transurban Group	Australia	418,526	3,886,737
			10,209,823
Independent Power Producers & Energy Traders 0.9%
Uniper SE	Germany	20,251	569,074
Integrated Telecommunication Services 1.3%
Cellnex Telecom SAU.	Spain	33,642	835,433

Quarterly Statement of Investments | See Notes to Statements of Investments. | 7

FRANKLIN GLOBAL TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Global Listed Infrastructure Fund (continued)
		Shares/
		Rights/
	Country	Units	Value

Common Stocks and Other Equity Interests (continued)
Marine Ports & Services 2.4%
China Merchants Port Holdings Co. Ltd	China	104,000	$325,277
COSCO Shipping Ports Ltd	China	346,000	400,936
DP World Ltd	United Arab Emirates	24,650	585,438
Global Ports Holding Ltd	Turkey	6,909	47,268
[b] Global Ports Holding Ltd., 144A.	Turkey	24,481	167,487
			1,526,406
Multi-Utilities 10.7%
DTE Energy Co	United States	19,150	2,115,309
E.ON SE	Germany	41,286	487,256
Engie SA	France	69,034	1,167,011
National Grid PLC	United Kingdom	73,217	881,222
Sempra Energy	United States	19,160	2,251,300
			6,902,098
Oil & Gas Storage & Transportation 18.9%
[a] Cheniere Energy Inc	United States	10,850	507,129
Cheniere Energy Partners LP Holdings LLC	United States	65,380	1,637,115
Enbridge Inc	Canada	27,544	1,058,998
Energy Transfer Equity LP	United States	67,587	1,199,669
Energy Transfer Partners LP	United States	14,600	254,186
EQT GP Holdings LP	United States	11,463	316,723
Pembina Pipeline Corp	Canada	64,329	2,127,589
Targa Resources Corp	United States	8,920	370,180
TransCanada Corp	Canada	61,707	2,930,909
The Williams Cos. Inc	United States	60,940	1,736,790
			12,139,288
Renewable Electricity 0.4%
Boralex Inc., A	Canada	13,800	245,276
Water Utilities 2.3%
American Water Works Co. Inc	United States	8,620	756,491
Beijing Enterprises Water Group Ltd	China	518,000	434,912
Guangdong Investment Ltd	China	214,000	309,972
			1,501,375
Total Common Stocks and Other Equity Interests
(Cost $54,242,944)			63,281,873

Preferred Stocks (Cost $324,577) 0.5%
Water Utilities 0.5%
[c] Cia de Saneamento do Parana, 5.921%, pfd	Brazil	104,200	345,555
Total Investments before Short Term Investments
(Cost $54,567,521)			63,627,428

|8

FRANKLIN GLOBAL TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Global Listed Infrastructure Fund (continued)
	Country	Shares	Value
Short Term Investments (Cost $866,888) 1.4%
Money Market Funds 1.4%
[d,e] Institutional Fiduciary Trust Money Market Portfolio, 0.69%	United States	866,888	$866,888
Total Investments (Cost $55,434,409) 100.4%			64,494,316
Other Assets, less Liabilities (0.4)%			(251,107)
Net Assets 100.0%			$64,243,209

See Abbreviations on page 24.

aNon-income producing.
bSecurity was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. This security has been deemed liquid under guidelines approved by the Trust’s Board of Trustees. At
October 31, 2017, the value of this security was $167,487 representing 0.3% of net assets.
cVariable rate security. The rate shown represents the yield at period end.
dSee Note 7 regarding investments in affiliated management investment companies.
eThe rate shown is the annualized seven-day yield at period end.

|9

FRANKLIN GLOBAL TRUST

Statement of Investments, October 31, 2017 (unaudited)
Franklin Global Real Estate Fund
	Country	Shares	Value

Common Stocks 99.1%
Diversified Real Estate Activities 12.2%
CapitaLand Ltd	Singapore	595,224	$1,602,988
City Developments Ltd	Singapore	179,000	1,699,696
Mitsubishi Estate Co. Ltd	Japan	185,154	3,331,567
Mitsui Fudosan Co. Ltd	Japan	174,095	4,021,582
New World Development Co. Ltd	Hong Kong	1,301,000	1,937,821
Sun Hung Kai Properties Ltd	Hong Kong	182,727	2,988,709
Tokyo Tatemono Co. Ltd	Japan	100,590	1,398,951
The Wharf Holdings Ltd	Hong Kong	87,694	797,540
			17,778,854
Diversified REITs 8.6%
Activia Properties Inc	Japan	266	1,041,256
GPT Group	Australia	333,490	1,299,578
Gramercy Property Trust	United States	43,300	1,286,010
Hispania Activos Inmobiliarios SOCIMI SA	Spain	84,954	1,465,335
Hulic REIT Inc	Japan	639	890,935
Kenedix Office Investment Corp	Japan	227	1,218,068
Land Securities Group PLC.	United Kingdom	127,864	1,640,857
Stockland	Australia	413,803	1,431,970
VEREIT Inc	United States	142,100	1,121,169
Washington REIT	United States	37,100	1,194,249
			12,589,427
Health Care REITs 6.0%
CareTrust REIT Inc	United States	49,700	939,330
HCP Inc	United States	63,854	1,649,987
Physicians Realty Trust	United States	42,400	736,912
Ventas Inc	United States	37,709	2,366,240
Welltower Inc	United States	45,558	3,050,564
			8,743,033
Hotel & Resort REITs 2.8%
Hoshino Resorts REIT Inc	Japan	112	538,916
Host Hotels & Resorts Inc	United States	101,020	1,975,951
MGM Growth Properties LLC, A	United States	19,900	587,249
Sunstone Hotel Investors Inc	United States	60,999	995,504
			4,097,620
Hotels, Resorts & Cruise Lines 0.6%
Hilton Worldwide Holdings Inc	United States	12,303	889,261
Industrial REITs 10.6%
First Industrial Realty Trust Inc	United States	52,800	1,630,464
Frasers Logistics & Industrial Trust.	Singapore	786,100	643,186
Goodman Group	Australia	316,540	2,025,988
Mapletree Logistics Trust	Singapore	898,740	837,571
Nippon Prologis REIT Inc	Japan	502	1,054,518
PLA Administradora Industrial S de RL de CV	Mexico	438,900	675,618
Prologis Inc	United States	74,320	4,799,585
Rexford Industrial Realty Inc	United States	51,100	1,517,159
Segro PLC	United Kingdom	310,524	2,239,960
			15,424,049

Quarterly Statement of Investments | See Notes to Statements of Investments. | 10

FRANKLIN GLOBAL TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Global Real Estate Fund (continued)
	Country	Shares	Value

Common Stocks (continued)
Office REITs 11.1%
Alexandria Real Estate Equities Inc	United States	19,684	$2,440,029
Boston Properties Inc	United States	19,232	2,330,534
Brandywine Realty Trust	United States	70,100	1,226,049
Derwent London PLC	United Kingdom	30,692	1,091,080
Dexus	Australia	232,023	1,735,511
Highwoods Properties Inc	United States	21,666	1,106,049
Japan Real Estate Investment Corp	Japan	265	1,240,148
Kilroy Realty Corp	United States	24,530	1,747,272
SL Green Realty Corp	United States	16,159	1,546,093
Vornado Realty Trust	United States	22,725	1,701,193
			16,163,958
Real Estate Development 2.7%
CK Asset Holdings Ltd	Hong Kong	400,500	3,293,286
[a] Howard Hughes Corp	United States	5,110	652,189
			3,945,475
Real Estate Operating Companies 8.5%
ADO Properties SA	Germany	10,451	513,946
[b] ADO Properties SA, 144A	Germany	25,609	1,259,367
BUWOG AG	Austria	49,225	1,419,976
Deutsche Wohnen SE	Germany	66,682	2,840,657
Fabege AB	Sweden	57,005	1,203,746
First Capital Realty Inc	Canada	43,800	694,931
Hemfosa Fastigheter AB.	Sweden	76,103	924,405
Hufvudstaden AB, A	Sweden	61,321	1,009,248
Hysan Development Co. Ltd	Hong Kong	212,624	1,027,505
Vonovia SE	Germany	32,686	1,437,932
			12,331,713
Residential REITs 11.7%
American Homes 4 Rent, A.	United States	51,000	1,085,280
AvalonBay Communities Inc	United States	17,848	3,236,378
Camden Property Trust	United States	19,700	1,797,428
Canadian Apartment Properties REIT	Canada	50,900	1,344,782
Equity Lifestyle Properties Inc	United States	21,702	1,920,193
Equity Residential	United States	55,123	3,707,573
Essex Property Trust Inc	United States	4,100	1,075,963
Mid-America Apartment Communities Inc	United States	15,100	1,545,485
Unite Group PLC	United Kingdom	137,596	1,285,009
			16,998,091
Retail REITs 17.8%
Agree Realty Corp	United States	16,600	785,014
GGP Inc	United States	82,716	1,609,653
Hammerson PLC	United Kingdom	174,139	1,212,195
Kimco Realty Corp	United States	26,151	474,902
Klepierre SA	France	40,222	1,600,057
Link REIT	Hong Kong	289,466	2,432,207
Realty Income Corp	United States	35,524	1,906,573
Regency Centers Corp	United States	30,381	1,869,951
Retail Properties of America Inc., A	United States	94,800	1,158,456
Scentre Group.	Australia	381,402	1,173,845
Simon Property Group Inc	United States	36,810	5,717,697
SmartCentres REIT	Canada	31,300	703,404

|11

FRANKLIN GLOBAL TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Global Real Estate Fund (continued)
	Country	Shares	Value
Common Stocks (continued)
Retail REITs (continued)
Unibail-Rodamco SE	France	13,381	$3,349,411
Weingarten Realty Investors	United States	42,460	1,292,907
Westfield Corp	Australia	113,671	676,196
			25,962,468
Specialized REITs 6.5%
American Tower Corp	United States	7,900	1,134,993
Coresite Realty Corp	United States	12,931	1,432,108
CubeSmart	United States	41,347	1,125,466
CyrusOne Inc	United States	16,400	1,006,796
Digital Realty Trust Inc	United States	21,227	2,514,126
Public Storage.	United States	11,288	2,339,438
			9,552,927
Total Common Stocks (Cost $106,222,875)			144,476,876

		Principal
		Amount
Short Term Investments (Cost $1,000,000) 0.7%
Time Deposits 0.7%
Royal Bank of Canada, 1.04%, 11/01/17	United States $1,000,000		1,000,000
Total Investments (Cost $107,222,875) 99.8%			145,476,876
Other Assets, less Liabilities 0.2%			261,585
Net Assets 100.0%			$145,738,461

See Abbreviations on page 24.

aNon-income producing.
bSecurity was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. This security has been deemed liquid under guidelines approved by the Trust’s Board of Trustees. At
October 31, 2017, the value of this security was $1,259,367, representing 0.9% of net assets.

|12

FRANKLIN GLOBAL TRUST

Statement of Investments, October 31, 2017 (unaudited)
Franklin International Growth Fund
	Country	Shares	Value
Common Stocks 97.5%
Aerospace & Defense 3.0%
MTU Aero Engines AG	Germany	52,300	$8,819,923
Auto Components 2.8%
Delphi Automotive PLC.	United States	83,500	8,298,230
Banks 3.3%
[a,b] Irish Bank Resolution Corp. Ltd	Ireland	11,500	—
KBC Groep NV	Belgium	114,900	9,545,859
			9,545,859
Biotechnology 4.9%
[a] Alkermes PLC	United States	167,200	8,152,672
CSL Ltd	Australia	57,200	6,084,067
			14,236,739
Capital Markets 6.9%
Azimut Holding SpA	Italy	383,300	7,573,720
CI Financial Corp	Canada	320,500	7,128,021
Deutsche Boerse AG	Germany	54,300	5,610,093
			20,311,834
Chemicals 8.8%
Koninklijke DSM NV	Netherlands	92,000	7,850,200
Symrise AG	Germany	104,500	8,133,965
Umicore SA	Belgium	222,900	9,964,291
			25,948,456
Diversified Consumer Services 2.6%
TAL Education Group, ADR	China	271,800	7,474,500
Energy Equipment & Services 3.5%
John Wood Group PLC.	United Kingdom	1,097,000	10,368,758
Health Care Equipment & Supplies 5.3%
Cochlear Ltd	Australia	63,400	8,538,988
GN Store Nord A/S	Denmark	208,900	6,910,677
			15,449,665
Household Products 1.9%
Reckitt Benckiser Group PLC	United Kingdom	61,300	5,484,579
Internet & Direct Marketing Retail 6.8%
[a] boohoo.com PLC	United Kingdom	2,577,300	6,864,747
Start Today Co. Ltd	Japan	208,900	5,678,229
[a] Vipshop Holdings Ltd., ADR	China	940,200	7,427,580
			19,970,556
Internet Software & Services 6.5%
[a] Just Eat PLC	United Kingdom	1,044,700	10,825,087
MercadoLibre Inc	Argentina	34,100	8,194,571
			19,019,658
IT Services 2.8%
Worldpay Group PLC	United Kingdom	1,533,700	8,272,021
Machinery 3.1%
Weir Group PLC	United Kingdom	348,200	9,033,919
Media 2.5%
Ascential PLC	United Kingdom	1,648,047	7,375,913

Quarterly Statement of Investments | See Notes to Statements of Investments. | 13

FRANKLIN GLOBAL TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin International Growth Fund (continued)
	Country	Shares	Value
Common Stocks (continued)
Multiline Retail 2.6%
Dollarama Inc	Canada	69,600	$7,750,964
Pharmaceuticals 7.3%
Hikma Pharmaceuticals PLC.	United Kingdom	508,400	7,861,469
Roche Holding AG	Switzerland	27,200	6,284,369
Santen Pharmaceutical Co. Ltd	Japan	459,700	7,274,809
			21,420,647
Professional Services 2.8%
Experian PLC	United Kingdom	383,100	8,071,617
Road & Rail 3.4%
DSV AS	Denmark	128,800	9,961,517
Software 13.3%
[a] Line Corp	Japan	215,900	8,859,725
The Sage Group PLC.	United Kingdom	870,600	8,622,069
SAP SE	Germany	68,200	7,759,713
Sophos Group PLC	United Kingdom	1,682,230	13,877,849
			39,119,356
Trading Companies & Distributors 3.4%
Ferguson PLC	United Kingdom	142,800	9,987,845
Total Common Stocks (Cost $194,171,611)			285,922,556

Short Term Investments (Cost $7,835) 0.0%†
Money Market Funds 0.0%†
[c,d] Institutional Fiduciary Trust Money Market Portfolio, 0.69%.	United States	7,835	7,835
Total Investments (Cost $194,179,446) 97.5%.			285,930,391
Other Assets, less Liabilities 2.5%.			7,481,249
Net Assets 100.0%			$293,411,640

See Abbreviations on page 24.

†Rounds to less than 0.1% of net assets.
aNon-income producing.
bFair valued using significant unobservable inputs. See Note 10 regarding fair value measurements.
cSee Note 7 regarding investments in affiliated management investment companies.
dThe rate shown is the annualized seven-day yield at period end.

|14

FRANKLIN GLOBAL TRUST

Statement of Investments, October 31, 2017 (unaudited)

Franklin International Small Cap Growth Fund

	Country	Shares	Value
Common Stocks 97.6%
Air Freight & Logistics 3.0%
Panalpina Welttransport Holding AG	Switzerland	317,499	$43,695,297
Capital Markets 5.2%
[a] Fairfax India Holdings Corp	Canada	4,492,000	76,274,160
Commercial Services & Supplies 6.8%
Elis SA	France	1,664,960	43,440,960
ISS AS	Denmark	862,200	36,500,381
[a] Serco Group PLC	United Kingdom	13,028,010	20,180,031
			100,121,372
Distributors 2.8%
[b] Headlam Group PLC	United Kingdom	5,372,888	42,111,915
Energy Equipment & Services 5.3%
[a] Borr Drilling Ltd	United Arab Emirates	4,017,800	17,220,865
John Wood Group PLC.	United Kingdom	6,540,675	61,821,946
			79,042,811
Equity Real Estate Investment Trusts (REITs) 6.7%
Green REIT PLC	Ireland	32,323,781	56,864,817
[b] Irish Residential Properties REIT PLC	Ireland	24,332,688	41,814,476
			98,679,293
Food & Staples Retailing 3.7%
Sligro Food Group NV	Netherlands	300,088	13,500,480
Total Produce PLC	Ireland	15,245,100	41,188,462
			54,688,942
Food Products 2.7%
Cloetta AB, B	Sweden	11,664,600	39,427,201
Hotels, Restaurants & Leisure 1.0%
[a] Dalata Hotel Group PLC	Ireland	2,314,658	14,427,303
Insurance 9.9%
[a] Arch Capital Group Ltd	United States	446,907	44,529,813
Euler Hermes Group	France	55,903	6,487,578
Fairfax Financial Holdings Ltd	Canada	102,300	53,897,595
RenaissanceRe Holdings Ltd	United States	295,500	40,885,380
			145,800,366
Internet & Direct Marketing Retail 1.1%
Dustin Group AB	Sweden	1,850,600	16,577,288
Internet Software & Services 5.8%
[a] 58.com Inc., ADR	China	1,266,600	85,077,522
Leisure Products 5.1%
Bandai Namco Holdings Inc	Japan	894,700	30,497,559
Beneteau SA.	France	2,501,500	44,997,910
			75,495,469
Machinery 2.3%
Zardoya Otis SA	Spain	3,149,108	34,120,473
Marine 6.9%
[b] Clarkson PLC	United Kingdom	1,798,229	70,017,405
[a,b] Diana Shipping Inc	United States	8,027,750	32,432,110
			102,449,515

Quarterly Statement of Investments | See Notes to Statements of Investments. | 15

FRANKLIN GLOBAL TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin International Small Cap Growth Fund (continued)
	Country	Shares	Value
Common Stocks (continued)
Media 3.4%
ASATSU-DK Inc	Japan	444,700	$14,630,348
[a] Liberty Global PLC LiLAC, A	United Kingdom	1,603,565	34,829,432
[a] Liberty Global PLC LiLAC, C	United Kingdom	43,808	941,434
			50,401,214
Metals & Mining 2.2%
Straits Trading Co. Ltd	Singapore	18,223,100	31,959,794
Professional Services 5.2%
PageGroup PLC	United Kingdom	9,307,501	57,828,997
SThree PLC	United Kingdom	4,069,860	19,193,449
			77,022,446
Real Estate Management & Development 8.7%
[a] Countrywide PLC.	United Kingdom	3,770,900	6,249,291
Hang Lung Group Ltd	Hong Kong	4,262,100	14,969,401
Kennedy-Wilson Holdings Inc	United States	2,341,836	45,548,710
[b] Lar Espana Real Estate Socimi SA	Spain	6,357,210	62,392,080
			129,159,482
Specialty Retail 0.9%
[a,b] Carpetright PLC.	United Kingdom	6,064,925	13,374,536
Tobacco 3.8%
Scandinavian Tobacco Group AS.	Denmark	3,299,773	55,794,386
Trading Companies & Distributors 5.1%
Grafton Group PLC, units consisting of A shares and C shares	United Kingdom	6,970,732	76,165,709
Total Common Stocks (Cost $1,246,062,626)			1,441,866,494

		Principal
		Amount
Short Term Investments 2.3%
Time Deposits 2.3%
National Australia Bank Ltd., 1.04%, 11/01/17	United States $10,000,000		10,000,000
Royal Bank of Canada, 1.04%, 11/01/17	United States	24,500,000	24,500,000
Total Time Deposits (Cost $34,500,000)			34,500,000
Total Investments (Cost $1,280,562,626) 99.9%			1,476,366,494
Other Assets, less Liabilities 0.1%.			1,312,342
Net Assets 100.0%			$1,477,678,836

See Abbreviations on page 24.

aNon-income producing.
bSee Note 6 regarding holdings of 5% voting securities.

|16

FRANKLIN GLOBAL TRUST

Notes to Statements of Investments (unaudited)

1. ORGANIZATION

Franklin Global Trust (Trust) is registered under the Investment Company Act of 1940 (1940 Act) as an open-end management investment company, consisting of five separate funds (Funds) and applies the specialized accounting and reporting guidance in U.S. Generally Accepted Accounting Principles (U.S. GAAP).

2. FINANCIAL INSTRUMENT VALUATION

The Funds’ investments in financial instruments are carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Funds calculate the net asset value (NAV) per share as of 4 p.m. Eastern time each day the New York Stock Exchange (NYSE) is open for trading. Under compliance policies and procedures approved by the Trust’s Board of Trustees (the Board), the Funds’ administrator has responsibility for oversight of valuation, including leading the cross-functional Valuation Committee (VC). The VC provides administration and oversight of the Funds’ valuation policies and procedures, which are approved annually by the Board. Among other things, these procedures allow the Funds to utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.

Equity securities listed on an exchange or on the NASDAQ National Market System are valued at the last quoted sale price or the official closing price of the day, respectively. Foreign equity securities are valued as of the close of trading on the foreign stock exchange on which the security is primarily traded or as of 4 p.m. Eastern time. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at 4 p.m. Eastern time on the day that the value of the security is determined. Over-the-counter (OTC) securities are valued within the range of the most recent quoted bid and ask prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most representative market. Certain equity securities are valued based upon fundamental characteristics or relationships to similar securities.

Debt securities generally trade in the OTC market rather than on a securities exchange. The Funds’ pricing services use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics such as benchmark yield curves, credit spreads, estimated default rates, anticipated market interest rate volatility, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value. Securities denominated in a foreign currency are converted into their U.S. dollar equivalent at the foreign exchange rate in effect at 4 p.m. Eastern time on the date that the values of the foreign debt securities are determined.

Investments in open-end mutual funds are valued at the closing NAV. Investments in time deposits are valued at cost, which approximates fair value.

Certain derivative financial instruments trade in the OTC market. The Funds’ pricing services use various techniques including industry standard option pricing models and proprietary discounted cash flow models to determine the fair value of those instruments. The Funds’ net benefit or obligation under the derivative contract, as measured by the fair value of the contract, is included in net assets.

The Funds have procedures to determine the fair value of financial instruments for which market prices are not reliable or readily available. Under these procedures, the VC convenes on a regular basis to review such financial instruments and considers a number of factors, including significant unobservable valuation inputs, when arriving at fair value. The VC primarily employs a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation

|17

FRANKLIN GLOBAL TRUST

NOTES TO STATEMENTS OF INVESTMENTS (UNAUDITED)

2. FINANCIAL INSTRUMENT VALUATION (continued)

approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed. The VC employs various methods for calibrating these valuation approaches including a regular review of key inputs and assumptions, transactional back-testing or disposition analysis, and reviews of any related market activity.

Trading in securities on foreign securities stock exchanges and OTC markets may be completed before 4 p.m. Eastern time. In addition, trading in certain foreign markets may not take place on every Funds’ business day. Occasionally, events occur between the time at which trading in a foreign security is completed and 4 p.m. Eastern time that might call into question the reliability of the value of a portfolio security held by the Fund. As a result, differences may arise between the value of the Funds’ portfolio securities as determined at the foreign market close and the latest indications of value at 4 p.m. Eastern time. In order to minimize the potential for these differences, the VC monitors price movements following the close of trading in foreign stock markets through a series of country specific market proxies (such as baskets of American Depositary Receipts, futures contracts and exchange traded funds). These price movements are measured against established trigger thresholds for each specific market proxy to assist in determining if an event has occurred that may call into question the reliability of the values of the foreign securities held by the Funds. If such an event occurs, the securities may be valued using fair value procedures, which may include the use of independent pricing services.

When the last day of the reporting period is a non-business day, certain foreign markets may be open on those days that the Funds’ NAV is not calculated, which could result in differences between the value of the Funds’ portfolio securities on the last business day and the last calendar day of the reporting period. Any significant security valuation changes due to an open foreign market are adjusted and reflected by the Funds for financial reporting purposes.

3. DERIVATIVE FINANCIAL INSTRUMENTS

Certain or all Funds invested in derivative financial instruments in order to manage risk or gain exposure to various other investments or markets. Derivatives are financial contracts based on an underlying or notional amount, require no initial investment or an initial net investment that is smaller than would normally be required to have a similar response to changes in market factors, and require or permit net settlement. Derivatives contain various risks including the potential inability of the counterparty to fulfill their obligations under the terms of the contract, the potential for an illiquid secondary market, and/or the potential for market movements.

Derivative counterparty credit risk is managed through a formal evaluation of the creditworthiness of all potential counterparties. Certain or all Funds attempt to reduce their exposure to counterparty credit risk on OTC derivatives, whenever possible, by entering into International Swaps and Derivatives Association (ISDA) master agreements with certain counterparties. These agreements contain various provisions, including but not limited to collateral requirements, events of default, or early termination. Termination events applicable to the counterparty include certain deteriorations in the credit quality of the counterparty. Termination events applicable to the Funds include failure of the Funds to maintain certain net asset levels and/or limit the decline in net assets over various periods of time. In the event of default or early termination, the ISDA master agreement gives the non-defaulting party the right to net and close-out all transactions traded, whether or not arising under the ISDA agreement, to one net amount payable by one counterparty to the other. Early termination by the counterparty may result in an immediate payment by the Funds of any net liability owed to that counterparty under the ISDA agreement.

Collateral requirements differ by type of derivative. Collateral terms are contract specific for OTC derivatives. For OTC derivatives traded under an ISDA master agreement, posting of collateral is required by either the Fund or the applicable counterparty if the total net exposure of all OTC derivatives with the applicable counterparty exceeds the minimum transfer amount, which typically ranges from $100,000 to $250,000, and can vary depending on the counterparty and the type of the agreement. Generally, collateral is determined at the close of Fund business each day and any additional collateral required due to changes in derivative values may

|18

FRANKLIN GLOBAL TRUST

NOTES TO STATEMENTS OF INVESTMENTS (UNAUDITED)

be delivered by the Fund or the counterparty the next business day, or within a few business days. Collateral pledged and/or received by the Fund, if any, is held in segregated accounts with the Fund’s custodian/counterparty broker and can be in the form of cash and/or securities. Unrestricted cash may be invested according to the Funds’ investment objectives. To the extent that the amounts due to the Fund from its counterparties are not subject to collateralization or are not fully collateralized, the Fund bears the risk of loss from counterparty non-performance.

Certain or all Funds entered into OTC forward exchange contracts primarily to manage and/or gain exposure to certain foreign currencies. A forward exchange contract is an agreement between the Fund and a counterparty to buy or sell a foreign currency for a specific exchange rate on a future date.

Certain or all Funds invest in value recovery instruments (VRI) primarily to gain exposure to growth risk. Periodic payments from VRI are dependent on established benchmarks for underlying variables. VRI has a notional amount, which is used to calculate amounts of payments to holders. Payments are recorded upon receipt as realized gains. The risks of investing in VRI include growth risk, liquidity, and the potential loss of investment.

The following Funds have invested in derivatives during the period.

Franklin Emerging Market Debt Opportunities Fund - Forwards and VRI

4. CONCENTRATION OF RISK

Investing in foreign securities may include certain risks and considerations not typically associated with investing in U.S. securities, such as fluctuating currency values and changing local and regional economic, political and social conditions, which may result in greater market volatility. In addition, certain foreign securities may not be as liquid as U.S. securities.

Certain or all Funds invest a large percentage of their total assets in Real Estate Investment Trust securities. Such concentration may subject the Funds to special risks associated with real estate securities. These securities may be more sensitive to economic or regulatory developments due to a variety of factors such as local, regional, national and global economic conditions, interest rates and tax considerations.

5. RESTRICTED SECURITIES

At October 31, 2017, investments in restricted securities, excluding securities exempt from registration under the Securities Act of 1933 deemed to be liquid, were as follows:

Principal
Amount*/			Acquisition
Units		Issuer	Date	Cost	Value
Franklin Emerging Market Debt Opportunities Fund
193,625		Astana Finance JSC, GDR, 144A.	5/22/15	$—	$—
136,566		Astana Finance JSC, secured note, 144A, zero cpn.,
		12/22/24	5/22/15	—	1,366
873,490,173	JPY	Deutsche Bank AG (Government of Iraq), 2.571%, 1/01/28	1/26/17	5,096,930	5,566,672
9,668,750		Development Bank of South Africa Ltd. (Government of
		Angola), Tranche 2, senior note, FRN, 7.683%, (6-month
		USD LIBOR + 6.25%), 12/20/23	12/16/13	9,668,750	8,954,362
9,100,000		Development Bank of South Africa Ltd. (Government of
		Angola), Tranche 3B, senior note, FRN, 7.683%, (6-month
		USD LIBOR + 6.25%), 12/20/23	6/06/14	9,100,000	8,427,635
8,266,667		Ethiopian Railway Corp. (Government of Ethiopia), FRN,
		5.205%, (6-month USD LIBOR + 3.75%), 8/02/21.	8/04/14 - 1/15/16	7,905,209	7,941,314
4,424,861		Global Distressed Alpha Fund III LP	10/11/12 - 1/22/16	4,600,000	311,169
483,516		Global Distressed Alpha Fund III LP, PIK, 12.00%, Perpetual	12/28/16 - 9/30/17	483,516	483,516
260,174,434	JPY	Government of Iraq, Tranche A3, Sumitomo Corp. Loan, FRN,
		0.688%, (6-month JPY LIBOR + 0.50%), 1/01/28	10/16/07 - 1/06/11	1,580,220	1,637,798

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FRANKLIN GLOBAL TRUST
NOTES TO STATEMENTS OF INVESTMENTS (UNAUDITED)

5. RESTRICTED SECURITIES (continued)

Principal
Amount*/			Acquisition
Units		Issuer	Date	Cost	Value
Franklin Emerging Market Debt Opportunities Fund (continued)
55,882,058		Holdco 2, A	2/08/13 - 2/01/17	$429,250	$39,559
5,561,052		Holdco 2, B	2/01/17	4,129	3,937
4,172,938		K2016470219 South Africa Ltd., senior secured note, 144A,
		PIK, 3.00%, 12/31/22	2/08/13 - 6/30/17	7,708,519	123,949
656,942		K2016740260 South Africa Ltd., senior secured note, 144A,
		PIK, 25.00%, 12/31/22	2/01/17 - 6/30/17	653,842	560,927
455,321,020	JPY	Merrill Lynch & Co. Inc. (Government of Iraq), FRN, 0.688%,
		(6-month JPY LIBOR + 0.50%), 1/01/28	7/19/07 - 1/06/11	2,661,000	2,866,246
4,250,000	DEM	NK Debt Corp., 144A, zero cpn., 3/12/20.	6/19/07 - 10/14/08	723,263	—
2,000,000	CHF	NK Debt Corp., Reg S, zero cpn., 3/12/20	6/17/11	388,830	—
18,000,000	DEM	NK Debt Corp., Reg S, zero cpn., 3/12/20	1/25/11 - 6/06/11	2,023,663	—
16,478,377		Societe des Hydrocarbures du Tchad, Tranche 4, FRN,
		8.342%, (1-month USD LIBOR + 7.10%), 12/30/22	10/03/16	16,092,653	15,095,593
8,000,000		Sphynx Capital Markets PCC (National Investment Bank of
		Ghana), PTN, Reg S, zero cpn., 2/05/09	10/12/09 - 10/13/11	3,100,000	—
		Total Restricted Securities (Value is 9.9% of Net Assets)		$72,219,774	$52,014,043

*In U.S. dollars unless otherwise indicated.

6. HOLDINGS OF 5% VOTING SECURITIES OF PORTFOLIO COMPANIES

The 1940 Act defines "affiliated companies" to include investments in portfolio companies in which a fund owns 5% or more of the outstanding voting securities. During the period ended October 31, 2017, investments in “affiliated companies” were as follows:

	Number of			Number of				Net Change in
	Shares Held			Shares Held	Value			Unrealized
	at Beginning	Gross	Gross	at End	at End	Dividend	Realized	Appreciation
Name of Issuer	of Period	Additions	Reductions	of Period	of Period	Income	Gain (Loss)	(Depreciation)

Franklin International Small Cap Growth Fund
Non-Controlled Affiliates
Carpetright PLC	6,064,925	—	—	6,064,925	$13,374,536	$—	$—	$(2,229,484)
Clarkson PLC	1,798,229	—	—	1,798,229	70,017,405	539,283	—	6,621,981
Diana Shipping Inc	7,909,500	118,250	—	8,027,750	32,432,110	—	—	1,347,829
Headlam Group PLC	5,372,888	—	—	5,372,888	42,111,915	—	—	428,665
Irish Residential Properties REIT PLC	28,014,700	—	(3,682,012)	24,332,688	41,814,476	827,519	1,312,937	2,666,340
Lar Espana Real Estate Socimi SA	6,357,210	—	—	6,357,210	62,392,080	—	—	(1,395,914)
Total Affiliated Securities (Value is 17.7% of Net Assets)					$262,142,522	$1,366,802	$1,312,937	$7,439,417

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FRANKLIN GLOBAL TRUST

NOTES TO STATEMENTS OF INVESTMENTS (UNAUDITED)

7. INVESTMENTS IN AFFILIATED MANAGEMENT INVESTMENT COMPANIES

Certain or all Funds invest in one or more affiliated management investment companies for purposes other than exercising a controlling influence over the management or policies. During the period ended October 31, 2017, investments in affiliated management investment companies were as follows:

								Net Change
	Number of			Number of				in
	Shares Held			Shares	Value			Unrealized
	at Beginning	Gross	Gross	Held at End	at End	Dividend	Realized	Appreciation
	of Period	Additions	Reductions	of Period	of Period	Income	Gain (Loss) (Depreciation)
Franklin Emerging Market Debt Opportunities Fund
Non-Controlled Affiliates
Institutional Fiduciary Trust Money Market
Portfolio, 0.69%.	11,026,616	41,137,893	(24,282,473)	27,882,036	$27,882,036	$29,807	$—	$—
Franklin Global Listed Infrastructure Fund
Non-Controlled Affiliates
Institutional Fiduciary Trust Money Market
Portfolio, 0.69%.	839,543	6,852,551	(6,825,206)	866,888	$866,888	$1,408	$—	$—
Franklin International Growth Fund
Non-Controlled Affiliates
Institutional Fiduciary Trust Money Market
Portfolio, 0.69%.	12,826,423	19,062,375	(31,880,963)	7,835	$7,835	$20,147	$—	$—

8. INVESTMENTS IN ALTERNATIVE STRATEGIES (FT) LTD. (FT SUBSIDIARY)

Franklin Emerging Market Debt Opportunities Fund invests in certain financial instruments, warrants or commodities through its investment in the FT Subsidiary. The FT Subsidiary is a Cayman Islands exempted company with limited liability, is a wholly-owned subsidiary of the Fund, and is able to invest in certain financial instruments consistent with the investment objective of the Fund. At October 31, 2017, the FT Subsidiary’s investments as well as any other assets and liabilities of the FT Subsidiary are reflected in the Fund’s Consolidated Statement of Investments. At October 31, 2017, the net assets of the FT Subsidiary were $14,360,103 representing 2.7% of the Fund’s consolidated net assets. The Fund’s investment in the FT Subsidiary is limited to 25% of consolidated assets.

9. UPCOMING ACQUISITIONS/MERGER

On October 24, 2017, the Board for Franklin Global Trust approved a proposal to reorganize Franklin Global Real Estate Fund with and into Franklin Real Estate Securities Fund, subject to approval by the shareholders of Franklin Global Real Estate Fund.

10. FAIR VALUE MEASUREMENTS

The Funds follow a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Funds’ own market assumptions (unobservable inputs). These inputs are used in determining the value of the Funds’ financial instruments and are summarized in the following fair value hierarchy:

  Level 1 – quoted prices in active markets for identical financial instruments
  Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
  Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of financial instruments)

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FRANKLIN GLOBAL TRUST

NOTES TO STATEMENTS OF INVESTMENTS (UNAUDITED)

10. FAIR VALUE MEASUREMENTS (continued)

The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.

For movements between the levels within the fair value hierarchy, the Funds have adopted a policy of recognizing the transfers as of the date of the underlying event which caused the movement.

A summary of inputs used as of October 31, 2017, in valuing the Funds’ assets carried at fair value, is as follows:

	Level 1	Level 2		Level 3		Total
Franklin Emerging Market Debt Opportunities Fund
Assets:
Investments in Securities:
Warrants	$—	$14,394,400		$—		$14,394,400
Quasi-Sovereign and Corporate Bonds	—	153,060,837		1,366	[a]	153,062,203
Loan Participations and Assignments	—	44,671,268		50,973,136	[a]	95,644,404
Foreign Government and Agency Securities	—	217,538,926		2,030,325		219,569,251
Common Stocks	—	—		43,496	[a]	43,496
Private Limited Partnership Fund.	—	—		311,169		311,169
Short Term Investments	27,882,036	203,014		—		28,085,050
Total Investments in Securities	$27,882,036	$429,868,445		$53,359,492		$511,109,973

Other Financial Instruments:
Forward Exchange Contracts	$—	$780,786		$—		$780,786

Franklin Global Listed Infrastructure Fund
Assets:
Investments in Securities:
Equity Investments[b,c]	$63,627,428	$—		$—		$63,627,428
Short Term Investments	866,888	—		—		866,888
Total Investments in Securities	$64,494,316	$—		$—		$64,494,316

Franklin Global Real Estate Fund
Assets:
Investments in Securities:
Equity Investments[c]	$144,476,876	$—		$—		$144,476,876
Short Term Investments	—	1,000,000		—		1,000,000
Total Investments in Securities	$144,476,876	$1,000,000		$—		$145,476,876

Franklin International Growth Fund
Assets:
Investments in Securities:
Equity Investments[c]	$285,922,556	$—	$	—[a]		$285,922,556
Short Term Investments	7,835	—		—		7,835
Total Investments in Securities	$285,930,391	$—		$—		$285,930,391

Franklin International Small Cap Growth Fund
Assets:
Investments in Securities:
Equity Investments[c]	$1,441,866,494	$—		$—		$1,441,866,494
Short Term Investments	—	34,500,000		—		34,500,000
Total Investments in Securities	$1,441,866,494	$34,500,000		$—		$1,476,366,494

aIncludes securities determined to have no value at October 31, 2017.
bIncludes common, preferred stocks as well as other equity investments.
cFor detailed categories, see the accompanying Statement of Investments.

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FRANKLIN GLOBAL TRUST

NOTES TO STATEMENTS OF INVESTMENTS (UNAUDITED)

A reconciliation of assets in which Level 3 inputs are used in determining fair value is presented when there are significant Level 3 financial instruments at the beginning and/or end of the period. The reconciliation of assets for the three months ended October 31, 2017, is as follows:

											Net Change in
											Unrealized
											Appreciation
					Transfer		Net	Net			(Depreciation)
	Balance at				Into/		Realized	Unrealized	Balance		on Assets
	Beginning of				Out of	Cost Basis	Gain	Appreciation	at End		Held at
	Period		Purchases	Sales	Level 3	Adjustments[a]	(Loss)	(Depreciation)	of Period		Period End
Franklin Emerging Market Debt Opportunities
Fund
Assets:
Investments in Securities:
Quasi-Sovereign and Corporate Bonds	$1,366	[b]	$—	$—	$—	$—	$—	$—	$1,366	[b]	$—
Loan Participations and Assignments	52,189,889	[b]	—	(1,033,333)	—	281,720	—	(465,140)	50,973,136	[b]	(466,921)
Foreign Government and Agency Securities .	1,991,020		—	—	—	—	—	39,305	2,030,325		39,305
Common Stocks	46,615	[b]	—	—	—	—	—	(3,119)	43,496	[b]	(3,119)
Private Limited Partnership Fund	313,302		—	—	—	—	—	(2,133)	311,169		(2,133)
Total Investments in Securities	$54,542,192		$—	$(1,033,333)	$—	$281,720	$—	$(431,087)	$53,359,492		$(432,868)
[a]May include accretion, amortization, partnership adjustments, and/or other cost basis adjustments.
[b]Includes securities determined to have no value.

Significant unobservable valuation inputs developed by the VC for material Level 3 financial instruments and impact to fair value as a result of changes in unobservable valuation inputs as of October 31, 2017, are as follows:

						Impact to Fair
	Fair Value at				Amount/	Value if Input
Description	End of Period		Valuation Technique	Unobservable Inputs	Range	Increases[a]
Franklin Emerging Market Debt
Opportunities Fund
Assets:
Investments in Securities:
Loan Participations and				Weighted average of
Assignments	$44,922,948		Consensus Pricing	offered quotes	66.2 - 76.1 JPY	Increase[b]
			Discounted Cash
			Flow Model	Free Cash Flow	$56.2 (mil)	Increase[c]
				Discount rate	6.9% - 11.9%	Decrease[c]
All Other Investments[d]	8,436,544	[e]
Total	$53,359,492

aRepresents the directional change in the fair value of the Level 3 financial instruments that would result from a significant and reasonable increase in the corresponding input. A significant and reasonable decrease in the input would have the opposite effect. Significant impacts, if any, to fair value and/or net assets have been indicated.
bRepresents a significant impact to fair value but not net assets.
cRepresents a significant impact to fair value and net assets.
dIncludes financial instruments with values derived using prior transaction prices or third party pricing information without adjustment for which such inputs are unobservable.
May also include fair value of immaterial financial instruments developed using various valuation techniques and unobservable inputs.
eIncludes securities determined to have no value at October 31, 2017.

11. NEW ACCOUNTING PRONOUNCEMENTS

In March 2017, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2017-08, Receivables—Nonrefundable Fees and Other Costs (Subtopic 310-20): Premium Amortization on Purchased Callable Debt Securities. The amendments in the ASU shorten the amortization period for certain callable debt securities acquired at a premium, to

|23

FRANKLIN GLOBAL TRUST

NOTES TO STATEMENTS OF INVESTMENTS (UNAUDITED)

11. NEW ACCOUNTING PRONOUNCEMENTS (continued)

be amortized to the earliest call date. The ASU does not require an accounting change for securities acquired at a discount, which continues to be amortized to maturity. The ASU is effective for fiscal years and interim periods within those fiscal years beginning after December 15, 2018. Management is currently evaluating the impact, if any, of applying this provision.

12. SUBSEQUENT EVENTS

The Funds have evaluated subsequent events through the issuance of the Statements of Investments and determined that no events have occurred that require disclosure.

Abbreviations

Counterparty		Currency		Selected Portfolio
CITI	Citibank N.A.	AZN	Azerbaijan Manat	ADR	American Depositary Receipt
MSCO	Morgan Stanley	BRL	Brazilian Real	FRN	Floating Rate Note
RBCCM	Royal Bank of Canada	CHF	Swiss Franc	GDP	Gross Domestic Product
		COP	Colombian Peso	GDR	Global Depositary Receipt
		DEM	Deutsche Mark	LIBOR	London Inter Bank Offered Rate
		EGP	Egyptian Pound	PIK	Payment-In-Kind
		EUR	Euro	PTN	Pass-through Note
		GEL	Georgian Lari	REIT	Real Estate Investment Trust
		GHS	Ghanaian Cedi	VRI	Value Recovery Instruments
		INR	Indian Rupee
		JPY	Japanese Yen
		KES	Kenyan Shilling
		MXN	Mexican Peso
		PEN	Peruvian Nuevo Sol
		RUB	Russian Ruble
		TRY	Turkish Lira
		UGX	Ugandan Shilling
		USD	United States Dollar
		UYU	Uruguayan Peso
		ZAR	South African Rand

For additional information on the Funds’ significant accounting policies, please refer to the Funds’ most recent semiannual or annual shareholder report.

|24

Item 2. Controls and Procedures.

(a) Evaluation of Disclosure Controls and Procedures.  The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant’s filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission.  Such information is accumulated and communicated to the Registrant’s management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure.  The Registrant’s management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant’s management, including the Registrant’s principal executive officer and the Registrant’s principal financial officer, of the effectiveness of the design and operation of the Registrant’s disclosure controls and procedures.  Based on such evaluation, the Registrant’s principal executive officer and principal financial officer concluded that the Registrant’s disclosure controls and procedures are effective.

(b) Changes in Internal Controls.  There have been no changes in the Registrant’s internal controls or in other factors that could materially affect the internal controls over financial reporting subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.

Item 3. Exhibits.

(a) Certification pursuant to Section 30a-2 under the Investment Company Act of 1940 of Matthew T. Hinkle, Chief Executive Officer - Finance and Administration, and Gaston Gardey, Chief Financial Officer and Chief Accounting Officer

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FRANKLIN GLOBAL TRUST

By _/s/Matthew T. Hinkle_

      Matthew T. Hinkle

      Chief Executive Officer –

 Finance and Administration

Date December 27, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By _/s/Matthew T. Hinkle_

      Matthew T. Hinkle

      Chief Executive Officer –

 Finance and Administration

Date December 27, 2017

By /s/Gaston Gardey

   Gaston Gardey

   Chief Financial Officer and

   Chief Accounting Officer

   Date December 27, 2017